Other Taxes Payable - Schedule of Other Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other taxes [line items]
Other tax payable	R$ 400,186	R$ 580,515
Current	245,587	418,878
Non-Current	154,599	161,637
R- E- F- I- S- [member]
Disclosure of other taxes [line items]
Other tax payable	216,984	229,745
ICMS - State VAT [member]
Disclosure of other taxes [line items]
Other tax payable	96,793	121,550
COFINS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	47,017	146,641
PIS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	7,654	31,563
INSS - Social security [member]
Disclosure of other taxes [line items]
Other tax payable	7,337	36,601
ISS [member]
Disclosure of other taxes [line items]
Other tax payable	4,666	7,697
IOF [member]
Disclosure of other taxes [line items]
Other tax payable	1,318	4,494
Other tax payable [member]
Disclosure of other taxes [line items]
Other tax payable	R$ 18,417	R$ 2,224